Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - MXN ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash on hand and in banks	$ 84,082,316	$ 52,284,721
Highly liquid investments	72,406,984	36,557,105
Total of cash and cash equivalents	$ 156,489,300	$ 88,841,826	$ 72,026,251	$ 68,747,376